Provision for Employees' End of Service Benefits (Details) - Schedule of provision for employees' end of service benefits - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Employees' End of Service Benefits [Abstract]
Provision as at January 1	$ 166,013	$ 131,109
Provided during the year	643,904	43,477
Paid during the year	(108,964)	(8,573)
Total	$ 700,953	$ 166,013